UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09451

Nuveen Massachusetts Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB)
	August 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 1.2% (0.9% of Total Investments)
$ 480	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	3/13 at 102.00	Caa3	$ 376,056
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)
	Education and Civic Organizations – 46.6% (32.4% of Total Investments)
500	Massachusetts Development Finance Agency Revenue Bonds, Lesley University Issue Series B-1 and	7/21 at 100.00	AA–	575,190
	B-2, 5.250%, 7/01/33 – AGM Insured
375	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1,	10/19 at 100.00	A	424,448
	5.000%, 10/01/29
110	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008,	9/18 at 100.00	Aa3	128,200
	5.875%, 9/01/30
400	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A,	1/20 at 100.00	BBB+	419,096
	5.000%, 1/01/40
300	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2012A,	7/22 at 100.00	BBB–	324,141
	5.250%, 7/01/42
1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A,	4/21 at 100.00	AA–	1,131,520
	5.250%, 4/01/37
450	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute,	9/17 at 100.00	A+	482,103
	Series 2007, 5.000%, 9/01/37 – NPFG Insured
495	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/15 at 100.00	AA–	525,695
	and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured
500	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	658,115
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
2,100	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	1/18 at 100.00	AA–	2,239,838
	Series 2008A, 5.000%, 1/01/42 – AGC Insured
1,000	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University,	5/29 at 105.00	A2	1,258,439
	Series 1999P, 6.000%, 5/15/59
990	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2001E,	1/13 at 100.00	AA	992,544
	5.300%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)
540	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H,	1/18 at 100.00	AA	604,357
	6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College,	6/13 at 100.00	AA–	1,034,770
	Series 2003N, 5.250%, 6/01/18
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College,	10/19 at 100.00	Baa1	545,575
	Series 2010, 5.500%, 10/15/31
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wheaton College	1/20 at 100.00	A2	1,651,994
	Issues, Series 2010F, 5.000%, 1/01/41
590	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College,	7/16 at 100.00	AA+	664,051
	Series 2007L, 5.000%, 7/01/31
500	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	557,370
	University Issue, Series 2009A, 5.750%, 7/01/39
12,850	Total Education and Civic Organizations			14,217,446
	Health Care – 27.8% (19.3% of Total Investments)
1,200	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series	7/20 at 100.00	AA	1,359,515
	2011K-6, 5.375%, 7/01/41
500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H,	7/21 at 100.00	A–	568,270
	5.500%, 7/01/31
500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center	1/18 at 100.00	N/R	2,520
	Issue, Series 2008A, 6.500%, 1/15/38 (5)
160	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical	7/19 at 100.00	A+	178,867
	Center, Series 2009I, 5.750%, 7/01/36
775	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc.,	8/18 at 100.00	A–	875,208
	Series B1 Capital Asset Program Converted June 13,2008, 5.375%, 2/01/26 – NPFG Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc.,	8/18 at 100.00	A–	562,890
	Series B2, Capital Asset Program, Converted June 9, 2009, 5.375%, 2/01/27 – NPFG Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital,	12/19 at 100.00	AA	1,136,290
	Series 2009M, 5.500%, 12/01/39
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,
	Series 2005E:
550	5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R	552,987
315	5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	301,320
600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical	8/15 at 100.00	A+	633,588
	Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical	8/17 at 100.00	A+	1,073,090
	Center, Series 2007D, 5.250%, 8/15/28
290	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional	7/17 at 100.00	BBB–	292,540
	Medical Center, Series 2007E, 5.000%, 7/15/32
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB–	505,200
	Project, Series 2005D, 5.250%, 7/01/30
159	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	D	136,951
	Community Services Inc., Series 2012A, 6.375%, 7/01/34
124	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	D	12,359
	Community Services Inc., Series 2012B, 6.375%, 7/01/34
192	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	D	2
	Community Services Inc., Series 2012C, 0.000%, 2/15/34
285	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	A–	292,433
	Health Care, Series 2005D, 5.000%, 7/01/33
8,650	Total Health Care			8,484,030
	Housing/Multifamily – 6.9% (4.8% of Total Investments)
560	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor	7/17 at 100.00	BB	582,327
	Project, Series 2007, 4.800%, 7/20/48
500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23	6/13 at 100.00	AA–	504,890
	(Alternative Minimum Tax)
1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds,	5/13 at 102.00	N/R	1,031,940
	Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22
2,060	Total Housing/Multifamily			2,119,157
	Housing/Single Family – 3.8% (2.6% of Total Investments)
650	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-126,	6/16 at 100.00	AA	668,200
	4.625%, 6/01/32 (Alternative Minimum Tax)
400	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2008, Trust	No Opt. Call	AA	482,972
	3145, 15.369%, 6/01/16 (IF)
1,050	Total Housing/Single Family			1,151,172
	Industrials – 1.2% (0.9% of Total Investments)
100	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	99,324
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
200	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	BBB	215,270
	Management Inc., Series 2003, 5.450%, 6/01/14
65	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street	11/12 at 100.00	BBB	65,062
	Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured
365	Total Industrials			379,656
	Long-Term Care – 4.8% (3.3% of Total Investments)
100	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series	12/19 at 100.00	A–	109,376
	2010, 5.625%, 12/01/30
725	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/12 at 102.00	N/R	733,990
	5.250%, 10/01/26
605	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire	1/13 at 101.00	BBB	612,218
	Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21
1,430	Total Long-Term Care			1,455,584
	Tax Obligation/General – 15.1% (10.5% of Total Investments)
310	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aa2	346,847
440	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 – AGM Insured	2/13 at 101.00	AA–	449,623
1,000	Hampden-Wilbraham Regional School District, Hampden County, Massachusetts, General Obligation	2/21 at 100.00	Aa3	1,125,710
	Bonds, Series 2011, 5.000%, 2/15/41
500	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AAA	632,160
500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29 –	No Opt. Call	Baa1	563,930
	FGIC Insured
1,280	Quincy, Massachusetts, General Obligation Bonds, Series 2011, 5.125%, 12/01/33	12/20 at 100.00	Aa2	1,485,439
4,030	Total Tax Obligation/General			4,603,709
	Tax Obligation/Limited – 13.8% (9.6% of Total Investments)
395	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 –	5/14 at 100.00	A–	418,708
	AMBAC Insured
385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	495,560
	Series 2004C, 5.250%, 7/01/21
550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%,	5/18 at 100.00	Aa2	612,519
	5/01/33 – AGC Insured
285	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B,	5/22 at 100.00	AA	330,050
	5.000%, 5/01/37
500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	562,625
	5.000%, 8/15/20 – AGM Insured (UB)
230	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%,	No Opt. Call	A1	274,333
	1/01/20 – FGIC Insured
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/21 at 100.00	A+	1,050,980
	2011A-1, 5.000%, 8/01/43
455	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/12 at 100.00	BBB+	456,529
	6.375%, 10/01/19
3,800	Total Tax Obligation/Limited			4,201,304
	Transportation – 4.2% (2.9% of Total Investments)
500	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	580,495
400	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series	7/17 at 100.00	A2	417,132
	2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
260	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	286,803
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
1,160	Total Transportation			1,284,430
	U.S. Guaranteed – 9.9% (6.9% of Total Investments) (4)
530	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series	11/14 at 100.00	AA+ (4)	583,488
	2004A, 5.000%, 11/01/25 (Pre-refunded 11/01/14)
230	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19	5/14 at 100.00	Aa2 (4)	247,724
	(Pre-refunded 5/01/14) – NPFG Insured
250	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31	5/16 at 100.00	Aa2 (4)	291,040
	(Pre-refunded 5/01/16) – AMBAC Insured
500	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A,	9/13 at 100.00	AA– (4)	523,490
	5.000%, 9/01/19 (Pre-refunded 9/01/13)
750	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	A1 (4)	798,578
	1/01/25 (Pre-refunded 1/01/14) – FGIC Insured
500	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2005-11,	8/15 at 100.00	AAA	560,440
	4.500%, 8/01/29 (Pre-refunded 8/01/15)
2,760	Total U.S. Guaranteed			3,004,760
	Utilities – 5.2% (3.6% of Total Investments)
1,070	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System,	1/13 at 100.00	BBB	1,081,353
	Series 2001A, 5.625%, 1/01/14 – NPFG Insured
500	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/12 at 100.00	A–	502,500
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
1,570	Total Utilities			1,583,853
	Water and Sewer – 3.3% (2.3% of Total Investments)
125	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	128,970
	6.000%, 7/01/25
400	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12,	8/16 at 100.00	AAA	426,192
	4.375%, 8/01/31 (UB)
200	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A,	11/12 at 100.00	AAA	200,816
	5.250%, 8/01/20
250	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+	252,788
975	Total Water and Sewer			1,008,766
$ 41,180	Total Investments (cost $40,741,922) – 143.8%			43,869,923
	Floating Rate Obligations – (1.8)%			(560,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (48.3)% (6)			(14,725,000)
	Other Assets Less Liabilities – 6.3%			1,923,266
	Net Assets Applicable to Common Shares – 100%			$ 30,508,189

Fair Value Measurements
Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

     Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
     Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$43,869,923	$—	$43,869,923

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2012, the cost of investments was $40,117,029.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2012, were as follows:

Gross unrealized:
Appreciation	$3,380,152
Depreciation	(187,583)
Net unrealized appreciation (depreciation) of investments	$3,192,569

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by
Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has
concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.6%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Massachusetts Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         October 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         October 30, 2012